STOCKHOLDERS' EQUITY (Details) - Schedule of Warrants Activity - USD ($)		6 Months Ended
	Jan. 01, 2015	Jun. 30, 2015	Sep. 13, 2013	Apr. 29, 2013	Apr. 19, 2013	Apr. 12, 2012
Schedule of Warrants Activity [Abstract]
Shares Outstanding	220,913	220,913	220,913	220,913	441,826
Weighted-Average Exercise Price, Shares Outstanding (in Dollars per share)	$ 5.00	$ 5.00	$ 2.50			$ 5.00
Weighted-Average Remaining Contractual Term, Shares Outstanding	1 year 255 days	1 year 73 days
Aggregate Intrinsic Value, Shares Outstanding (in Dollars)	$ 1,325,478	$ 110,457
Exercisable at June 30, 2015		220,913
Exercisable at June 30, 2015 (in Dollars per share)		$ 5.00
Exercisable at June 30, 2015		1 year 73 days
Exercisable at June 30, 2015 (in Dollars)		$ 110,457
Grants		0
Grants (in Dollars)		$ 0
Exercised		0
Forfeitures or expirations		0